Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 23.22%
FHLMC	2.00%	11-25-2059	$1,167,412	$ 1,194,308
FHLMC	3.00	7-1-2046	383,386	411,076
FHLMC	3.00	7-1-2046	457,721	489,677
FHLMC	3.00	11-1-2049	1,837,728	1,946,148
FHLMC	3.50	4-1-2043	506,874	550,281
FHLMC	3.50	5-1-2044	303,480	330,430
FHLMC	3.50	6-1-2046	219,721	237,102
FHLMC	3.50	2-1-2047	1,308,457	1,419,360
FHLMC	3.50	4-1-2047	243,165	265,261
FHLMC	3.50	12-1-2047	937,727	1,018,308
FHLMC	3.50	3-1-2048	1,016,297	1,094,515
FHLMC	3.50	8-1-2049	309,687	327,170
FHLMC	4.00	4-1-2044	358,474	399,995
FHLMC	4.00	8-1-2044	210,547	233,006
FHLMC	4.00	6-1-2048	1,131,052	1,239,893
FHLMC	4.50	8-1-2048	1,484,533	1,611,766
FHLMC	4.50	11-1-2048	1,402,852	1,530,624
FHLMC	4.50	11-1-2048	2,704,933	2,964,058
FHLMC Series 2018-3 Class MA ±±	3.50	8-25-2057	4,035,907	4,244,144
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	779,859	858,938
FHLMC Structured Pass-Through Securities Series T-20 Class A6 øø	7.99	9-25-2029	10,530	11,226
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	582,435	686,127
FNMA %%	2.00	9-14-2051	1,228,000	1,244,837
FNMA %%	2.00	10-14-2051	3,686,000	3,729,344
FNMA	2.50	8-1-2031	206,171	216,906
FNMA	2.50	2-1-2035	829,860	875,405
FNMA	2.50	2-1-2035	1,044,534	1,100,603
FNMA %%	2.50	10-14-2051	10,210,000	10,584,115
FNMA ±±	2.53	5-1-2023	173,674	177,055
FNMA	2.73	1-1-2023	517,258	532,824
FNMA	2.73	9-1-2023	535,658	558,485
FNMA	3.00	12-1-2032	26,314	28,073
FNMA	3.00	7-1-2046	284,276	304,780
FNMA	3.00	4-1-2047	1,226,929	1,291,443
FNMA	3.00	12-1-2049	1,652,913	1,749,180
FNMA	3.00	12-1-2049	1,496,522	1,586,110
FNMA	3.07	2-1-2026	354,759	384,081
FNMA ±±	3.08	11-1-2022	184,192	186,434
FNMA ±±	3.08	9-1-2025	2,965,965	3,182,649
FNMA	3.08	1-1-2026	475,553	516,619
FNMA	3.35	1-1-2028	269,132	301,643
FNMA ±±	3.36	11-1-2026	3,154,126	3,466,382
FNMA ±±	3.38	12-1-2027	1,137,190	1,265,779
FNMA	3.50	10-1-2032	417,452	450,374
FNMA	3.50	11-1-2042	160,861	175,253
FNMA	3.50	11-1-2042	172,827	188,163
FNMA	3.50	2-1-2043	91,123	98,924
FNMA	3.50	11-1-2045	796,566	862,979
FNMA	3.50	4-1-2046	100,799	109,075
FNMA	3.50	7-1-2046	282,983	305,854
FNMA	3.50	11-1-2046	360,396	390,944
FNMA	3.50	8-1-2047	1,692,293	1,832,306
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.62%	1-1-2026	$1,926,987	$ 2,122,476
FNMA	3.62	1-1-2026	1,621,722	1,786,242
FNMA	3.97	6-1-2025	6,786,306	7,510,016
FNMA	4.00	11-1-2040	159,413	174,502
FNMA	4.00	4-1-2041	229,874	251,629
FNMA	4.00	8-1-2046	246,388	272,894
FNMA	4.00	3-1-2049	734,977	801,662
FNMA	4.00	8-1-2051	8,690,616	9,717,923
FNMA	4.00	7-1-2056	371,259	419,017
FNMA	4.50	8-1-2048	1,185,362	1,288,499
FNMA	4.50	1-1-2051	9,874,727	11,061,329
FNMA	4.50	6-1-2056	306,418	346,290
FNMA	4.50	6-1-2056	274,496	310,212
FNMA	4.50	6-1-2056	396,634	448,244
FNMA	5.00	9-1-2033	77,830	88,519
FNMA	5.50	2-1-2036	32,557	33,875
FNMA Series 2002-90 Class A2	6.50	11-25-2042	259,119	299,722
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	94,297	110,693
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	873,271	1,015,427
FNMA Series 2003-W4 Class 3A ±±	5.40	10-25-2042	151,381	175,131
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	316,404	365,612
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	499,534	575,197
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	80,319	94,496
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	528,857	605,225
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	124,386	148,132
GNMA	6.50	10-15-2023	4,172	4,662
GNMA	6.50	11-15-2023	2,217	2,477
GNMA	6.50	12-15-2023	3,184	3,558
GNMA	6.50	1-15-2024	4,290	4,793
GNMA	7.00	8-15-2027	28,918	32,340
SBA Series 2006-20B Class 1	5.35	2-1-2026	86,737	93,324
SBA Series 2006-20H Class 1	5.70	8-1-2026	47,821	52,458
SBA Series 2007-20J Class 1	5.57	10-1-2027	164,032	179,957
SBA Series 2013-20A Class 1	2.13	1-1-2033	188,580	195,421
SBA Series 2013-20J Class 1	3.37	10-1-2033	234,023	253,425
SBA Series 2014-10A Class 1	3.19	3-10-2024	98,353	101,190
SBA Series 2014-10B Class 1	3.02	9-10-2024	146,942	150,155
SBA Series 2014-20A Class 1	3.46	1-1-2034	197,637	214,809
SBA Series 2015-10B Class 1	2.83	9-10-2025	234,843	244,417
SBA Series 2015-20C Class 1	2.72	3-1-2035	279,431	295,820
SBA Series 2015-20E Class 1	2.77	5-1-2035	407,821	433,627
SBA Series 2015-20F Class 1	2.98	6-1-2035	282,270	302,427
SBA Series 2017-10A Class 1	2.85	3-10-2027	348,205	367,950
SBA Series 2017-20F Class 1	2.81	6-1-2037	208,011	223,073
SBA Series 2018-10B Class 1	3.55	9-10-2028	3,932,478	4,270,068
SBA Series 2018-20E Class 1	3.50	5-1-2038	1,871,024	2,080,052
SBA Series 2018-20G Class 1	3.54	7-1-2038	2,149,998	2,396,541
SBA Series 2018-20H Class 1	3.58	8-1-2038	2,895,010	3,233,653
SBA Series 2018-20K Class 1	3.87	11-1-2038	2,134,394	2,410,992
Total Agency securities (Cost $110,943,961)				118,330,185
Asset-backed securities: 2.29%
ECMC Group Student Loan Trust Series 16-1A Class A (1 Month LIBOR +1.35%) 144A±	1.43	7-26-2066	290,767	299,470
See accompanying notes to portfolio of investments

2  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	0.88%	9-25-2068	$2,150,312	$ 2,167,582
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,381,215
Ford Credit Auto Owner Trust Series 2021-1 Class A 144A	1.37	10-17-2033	1,225,000	1,240,802
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	707,724
Regency at Raleigh Apartments ♦	0.01	9-1-2022	2,020,000	2,021,263
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.79	12-17-2068	1,310,000	1,312,460
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	1.59	8-1-2035	500,000	511,423
Total Asset-backed securities (Cost $11,372,990)				11,641,939
Corporate bonds and notes: 34.41%
Communication services: 1.75%
Diversified telecommunication services: 1.01%
AT&T Incorporated	2.25	2-1-2032	460,000	457,118
AT&T Incorporated	2.75	6-1-2031	535,000	560,622
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,563,959
AT&T Incorporated	5.25	3-1-2037	60,000	76,096
Verizon Communications Incorporated	2.10	3-22-2028	500,000	513,257
Verizon Communications Incorporated	4.50	8-10-2033	40,000	48,408
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,902,594
				5,122,054
Entertainment: 0.11%
Walt Disney Company	2.65	1-13-2031	540,000	573,590
Media: 0.45%
CCO Holdings LLC 144A	5.13	5-1-2027	925,000	966,449
CCO Holdings LLC 144A	5.75	2-15-2026	211,000	217,066
Comcast Corporation	1.95	1-15-2031	550,000	545,721
Lamar Media Corporation	4.88	1-15-2029	550,000	585,063
				2,314,299
Wireless telecommunication services: 0.18%
T-Mobile USA Incorporated	3.38	4-15-2029	875,000	924,490
Consumer discretionary: 3.63%
Auto components: 0.22%
Allison Transmission Incorporated 144A	4.75	10-1-2027	1,075,000	1,126,826
Automobiles: 0.15%
General Motors Company	4.88	10-2-2023	400,000	433,873
Volkswagen Group of America Incorporated 144A	2.85	9-26-2024	300,000	316,704
				750,577
Diversified consumer services: 2.62%
Duke University	3.20	10-1-2038	1,175,000	1,290,253
Johns Hopkins University	2.81	1-1-2060	280,000	289,514
Massachusetts Institute of Technology	3.96	7-1-2038	1,780,000	2,149,051
Massachusetts Institute of Technology	4.68	7-1-2114	120,000	181,852
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	1,060,627
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified consumer services (continued)
Northwestern University	3.66%	12-1-2057	$105,000	$ 130,590
Northwestern University	3.69	12-1-2038	1,915,000	2,208,936
President and Fellows of Harvard College	3.62	10-1-2037	275,000	323,565
President and Fellows of Harvard College	4.88	10-15-2040	183,000	254,790
President and Fellows of Harvard College	5.63	10-1-2038	525,000	760,274
Princeton University	5.70	3-1-2039	1,640,000	2,442,438
Service Corporation International	4.63	12-15-2027	450,000	475,740
Service Corporation International	7.50	4-1-2027	345,000	420,900
University of Southern California	3.03	10-1-2039	1,250,000	1,364,986
				13,353,516
Hotels, restaurants & leisure: 0.16%
Cedar Fair LP	5.38	6-1-2024	795,000	800,963
Textiles, apparel & luxury goods: 0.48%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	212,250
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,364,063
The William Carter Company 144A	5.63	3-15-2027	185,000	193,325
Wolverine World Wide Company 144A	4.00	8-15-2029	700,000	709,541
				2,479,179
Consumer staples: 0.42%
Beverages: 0.21%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	870,000	1,072,530
Food products: 0.11%
7 Eleven Incorporated 144A	0.95	2-10-2026	220,000	217,021
Ingredion Incorporated	2.90	6-1-2030	320,000	338,189
				555,210
Household products: 0.10%
Central Garden & Pet Company	5.13	2-1-2028	460,000	488,014
Energy: 4.87%
Energy equipment & services: 0.51%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,654,685
Halliburton Company	2.92	3-1-2030	820,000	851,992
Halliburton Company	3.80	11-15-2025	92,000	101,308
				2,607,985
Oil, gas & consumable fuels: 4.36%
Antero Resources Corporation	5.00	3-1-2025	1,360,000	1,387,200
Buckeye Partners LP	3.95	12-1-2026	247,000	254,790
Cimarex Energy Company	3.90	5-15-2027	500,000	552,151
Devon Energy Corporation 144A	4.50	1-15-2030	450,000	491,545
Enable Midstream Partners	4.95	5-15-2028	790,000	898,834
EnLink Midstream Partners LP	4.85	7-15-2026	430,000	445,050
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	298,665
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,686,070
Gray Oak Pipeline LLC 144A	2.60	10-15-2025	860,000	885,176
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	249,003
Hess Corporation	4.30	4-1-2027	800,000	888,817
HollyFrontier Corporation	4.50	10-1-2030	910,000	978,201
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	195,156
See accompanying notes to portfolio of investments

4  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Marathon Oil Corporation	3.85%	6-1-2025	$1,030,000	$ 1,130,579
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,752,675
MPLX LP	4.13	3-1-2027	1,500,000	1,683,177
Newfield Exploration Company	5.38	1-1-2026	959,000	1,084,226
Newfield Exploration Company	5.63	7-1-2024	249,000	277,512
NuStar Logistics LP	6.00	6-1-2026	600,000	649,368
Occidental Petroleum Corporation	3.20	8-15-2026	1,070,000	1,103,684
Plains All American Pipeline LP	4.70	6-15-2044	600,000	639,690
Plains All American Pipeline LP	4.90	2-15-2045	80,000	86,605
Range Resources Corporation	4.88	5-15-2025	200,000	207,000
Range Resources Corporation	5.00	3-15-2023	753,000	772,262
Transcontinental Gas Pipe Line Company LLC	3.25	5-15-2030	790,000	855,230
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,509,908
Western Midstream Operating LP	5.30	2-1-2030	1,100,000	1,232,671
				22,195,245
Financials: 5.80%
Banks: 2.64%
Bank of America Corporation (U.S. SOFR +1.15%) ±	1.32	6-19-2026	790,000	792,628
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	1,400,000	1,418,683
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	540,000	528,991
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,596,157
CIitigroup Incorporated (3 Month LIBOR +1.39%) ±	3.67	7-24-2028	900,000	997,434
Citigroup Incorporated (U.S. SOFR +0.77%) ±	1.12	1-28-2027	330,000	327,099
Citigroup Incorporated (U.S. SOFR +2.11%) ±	2.57	6-3-2031	370,000	382,037
Citigroup Incorporated	3.40	5-1-2026	1,000,000	1,095,576
Citigroup Incorporated	4.40	6-10-2025	65,000	72,311
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	310,000	319,694
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	110,000	113,505
JPMorgan Chase & Company	3.20	6-15-2026	500,000	543,439
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,100,000	1,222,798
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	689,220
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	548,900
KeyCorp	2.25	4-6-2027	690,000	719,199
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	1.12	4-1-2027	400,000	391,004
PNC Bank	4.05	7-26-2028	1,000,000	1,158,166
Regions Financial Corporation	1.80	8-12-2028	540,000	539,545
				13,456,386
Capital markets: 1.51%
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	6,006
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,100,000	1,184,942
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,655,769
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	133,914
Goldman Sachs Group Incorporated (3 Month LIBOR +1.30%) ±	4.22	5-1-2029	570,000	652,594
Morgan Stanley	3.88	1-27-2026	1,000,000	1,114,977
Morgan Stanley	3.95	4-23-2027	1,000,000	1,123,191
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	300,000	301,193
MSCI Incorporated 144A	4.00	11-15-2029	590,000	631,300
MSCI Incorporated 144A	5.38	5-15-2027	810,000	864,513
				7,668,399
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 1.21%
BMW US Capital LLC Company 144A	3.15%	4-18-2024	$945,000	$ 1,004,176
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,613,162
Daimler Finance North America LLC 144A	2.70	6-14-2024	740,000	777,983
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,552,558
Ford Motor Credit Company LLC	5.58	3-18-2024	1,130,000	1,223,225
				6,171,104
Insurance: 0.41%
Minnesota Life Insurance Company 144A«	8.25	9-15-2025	650,000	813,748
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	754,382
Northwestern Mutual Life 144A	3.45	3-30-2051	470,000	519,199
				2,087,329
Mortgage REITs: 0.03%
Ventas Realty LP	3.50	2-1-2025	150,000	161,486
Health care: 3.28%
Biotechnology: 0.29%
AbbVie Incorporated	4.55	3-15-2035	1,200,000	1,460,184
Health care equipment & supplies: 0.58%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	810,000	848,475
Hologic Incorporated 144A	3.25	2-15-2029	505,000	517,474
Hologic Incorporated 144A	4.63	2-1-2028	575,000	611,656
Teleflex Incorporated 144A	4.25	6-1-2028	800,000	833,000
Teleflex Incorporated	4.63	11-15-2027	150,000	157,125
				2,967,730
Health care providers & services: 1.63%
Advocate Health Corporation	4.27	8-15-2048	290,000	374,658
BayCare Health System Incorporated	3.83	11-15-2050	145,000	179,183
Cleveland Clinic Foundation	4.86	1-1-2114	894,000	1,325,923
CVS Health Corporation	1.75	8-21-2030	200,000	194,728
CVS Health Corporation	4.30	3-25-2028	285,000	328,147
CVS Health Corporation	5.05	3-25-2048	130,000	172,077
Kaiser Foundation Hospitals	3.27	11-1-2049	160,000	176,044
Mayo Clinic	4.13	11-15-2052	650,000	840,798
MEDNAX Incorporated 144A	6.25	1-15-2027	342,000	360,383
Memorial Health Services	3.45	11-1-2049	590,000	661,078
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	185,000	242,531
Northwestern Memorial Hospital	2.63	7-15-2051	480,000	474,131
NYU Hospitals Center	3.38	7-1-2055	690,000	743,053
OhioHealth Corporation	3.04	11-15-2050	260,000	276,538
Stanford Health Care	3.80	11-15-2048	145,000	174,042
Texas Health Resources	4.33	11-15-2055	687,000	916,774
The New York-Presbyterian Hospital	3.56	8-1-2036	750,000	850,352
				8,290,440
Health care technology: 0.09%
IQVIA Incorporated 144A	5.00	10-15-2026	445,000	458,350
Life sciences tools & services: 0.33%
Agilent Technologies Incorporated	2.75	9-15-2029	600,000	631,858
See accompanying notes to portfolio of investments

6  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services (continued)
Charles River Laboratories Incorporated 144A	4.25%	5-1-2028	$745,000	$ 780,320
Thermo Fisher Scientific Incorporated	1.75	10-15-2028	280,000	282,535
				1,694,713
Pharmaceuticals: 0.36%
Astrazeneca Finance LLC	1.20	5-28-2026	250,000	251,322
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	256,751
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,343,611
				1,851,684
Industrials: 3.08%
Aerospace & defense: 1.01%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,459,513
Hexcel Corporation	4.20	2-15-2027	1,302,000	1,426,169
Moog Incorporated 144A	4.25	12-15-2027	700,000	719,250
Raytheon Technologies Corporation	2.25	7-1-2030	360,000	367,952
The Boeing Company	2.70	2-1-2027	840,000	871,443
The Boeing Company	5.15	5-1-2030	155,000	183,390
The Boeing Company	5.71	5-1-2040	110,000	142,457
				5,170,174
Air freight & logistics: 0.06%
Fedex Corporation	3.90	2-1-2035	280,000	321,949
Building products: 0.35%
Fortune Brands Home	3.25	9-15-2029	460,000	500,157
Lennox International Incorporated	1.70	8-1-2027	530,000	533,097
Masco Corporation	6.50	8-15-2032	150,000	200,404
Masonite International Company 144A	5.38	2-1-2028	510,000	541,885
				1,775,543
Chemicals: 0.14%
Axalta Coating Systems LLC 144A	4.75	6-15-2027	670,000	703,473
Commercial services & supplies: 0.27%
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	444,967
Stericycle Incorporated 144A	5.38	7-15-2024	883,000	905,075
				1,350,042
Electrical equipment: 0.16%
Carrier Global Corporation	2.49	2-15-2027	780,000	821,210
Machinery: 0.35%
Mueller Water Products Incorporated 144A	4.00	6-15-2029	700,000	728,392
Oshkosh Corporation	3.10	3-1-2030	490,000	523,333
Oshkosh Corporation	4.60	5-15-2028	200,000	230,608
Vessel Management Services Incorporated	3.43	8-15-2036	255,000	283,036
				1,765,369
Professional services: 0.10%
Equifax Incorporated	2.35	9-15-2031	180,000	181,219
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  7

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Professional services (continued)
Relx Capital Incorporated	3.00%	5-22-2030	$70,000	$ 75,168
Relx Capital Incorporated	4.00	3-18-2029	240,000	271,384
				527,771
Road & rail: 0.33%
Norfolk Southern Corporation	5.10	12-31-2049	760,000	1,015,591
Ryder System Incorporated	3.65	3-18-2024	620,000	664,120
				1,679,711
Transportation infrastructure: 0.31%
Crowley Conro LLC	4.18	8-15-2043	1,315,076	1,555,911
Information technology: 2.02%
Electronic equipment, instruments & components: 0.20%
Jabil Incorporated	3.95	1-12-2028	900,000	999,301
IT services: 0.18%
Gartner Incorporated 144A	4.50	7-1-2028	580,000	614,075
Verisign Incorporated	4.75	7-15-2027	300,000	315,960
				930,035
Semiconductors & semiconductor equipment: 0.79%
KLA Tencor Corporation	4.10	3-15-2029	150,000	172,715
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,719,890
Microchip Technology Incorporated	4.33	6-1-2023	1,500,000	1,590,136
ON Semiconductor Corporation 144A	3.88	9-1-2028	500,000	525,355
				4,008,096
Software: 0.59%
CDK Global Incorporated 144A	5.25	5-15-2029	475,000	516,430
Fair Isaac Corporation 144A	5.25	5-15-2026	1,330,000	1,517,916
Oracle Corporation	2.30	3-25-2028	970,000	1,002,307
				3,036,653
Technology hardware, storage & peripherals: 0.26%
Apple Incorporated	1.40	8-5-2028	560,000	558,428
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	427,172
HP Incorporated 144A	1.45	6-17-2026	350,000	350,225
				1,335,825
Materials: 3.91%
Chemicals: 2.41%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,518,188
Ashland LLC 144A	3.38	9-1-2031	875,000	899,308
DuPont de Nemours Incorporated	4.49	11-15-2025	430,000	485,568
DuPont de Nemours Incorporated	4.73	11-15-2028	930,000	1,107,997
FMC Corporation	3.20	10-1-2026	1,120,000	1,205,704
Ingevity Corporation 144A	4.50	2-1-2026	2,015,000	2,040,188
Mosaic Company	4.05	11-15-2027	1,090,000	1,234,557
PPG Industries Incorporated	2.55	6-15-2030	770,000	805,557
RPM International Incorporated	4.55	3-1-2029	420,000	486,134
Scotts Miracle-Gro Company	4.50	10-15-2029	120,000	125,400
See accompanying notes to portfolio of investments

8  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Scotts Miracle-Gro Company	5.25%	12-15-2026	$800,000	$ 829,000
The Sherwin-Williams Company	2.95	8-15-2029	450,000	484,088
The Sherwin-Williams Company	3.30	2-1-2025	100,000	106,591
Valvoline Incorporated 144A	4.25	2-15-2030	720,000	747,000
W.R. Grace & Company 144A	5.63	10-1-2024	200,000	219,000
				12,294,280
Construction materials: 0.10%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	219,463
Martin Marietta Materials Incorporated	2.50	3-15-2030	280,000	289,599
				509,062
Containers & packaging: 0.99%
Graphic Packaging International Company	4.13	8-15-2024	500,000	532,500
Graphic Packaging Internationsl Company 144A	3.50	3-15-2028	275,000	280,735
Packaging Corporation of America	3.00	12-15-2029	480,000	513,627
Sealed Air Corporation 144A	5.50	9-15-2025	450,000	504,841
Silgan Holdings Incorporated	4.13	2-1-2028	760,000	786,547
Westrock Company	3.00	9-15-2024	1,680,000	1,775,812
WRKCo Incorporated	3.90	6-1-2028	560,000	631,264
				5,025,326
Metals & mining: 0.25%
Freeport-McMoRan Incorporated	4.13	3-1-2028	840,000	879,900
Freeport-McMoRan Incorporated	4.55	11-14-2024	385,000	416,763
				1,296,663
Paper & forest products: 0.16%
Clearwater Paper Corporation 144A	4.75	8-15-2028	775,000	795,693
Real estate: 2.86%
Equity REITs: 2.86%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	270,156
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,682,899
Boston Properties LP	2.75	10-1-2026	1,500,000	1,599,782
Boston Properties LP	3.20	1-15-2025	250,000	266,961
Digital Realty Trust LP	4.45	7-15-2028	510,000	593,403
Duke Realty LP	3.25	6-30-2026	1,500,000	1,630,941
Duke Realty LP	4.00	9-15-2028	230,000	263,405
HCP Incorporated	3.50	7-15-2029	560,000	622,025
Healthcare Trust of America Incorporated	3.50	8-1-2026	255,000	278,807
Healthpeak Properties Incorporated	2.88	1-15-2031	190,000	200,831
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	282,067
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,611,679
Mid-America Apartments LP	3.60	6-1-2027	845,000	940,336
Mid-America Apartments LP	4.20	6-15-2028	160,000	185,071
National Retail Properties Incorporated	4.30	10-15-2028	370,000	421,937
Simon Property Group LP	1.38	1-15-2027	750,000	747,867
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,679,339
Welltower Incorporated	2.05	1-15-2029	190,000	191,308
Welltower Incorporated	2.70	2-15-2027	460,000	488,147
Welltower Incorporated	3.63	3-15-2024	580,000	619,364
				14,576,325
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  9

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 2.79%
Electric utilities: 2.23%
Duke Energy Carolinas LLC	6.05%	4-15-2038	$830,000	$ 1,188,366
Duke Energy Progress LLC	2.00	8-15-2031	620,000	620,418
Evergy Metro Incorporated	2.25	6-1-2030	350,000	358,235
FirstEnergy Corporation	4.40	7-15-2027	365,000	409,680
ITC Holdings Corporation	3.65	6-15-2024	120,000	128,443
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,267,439
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,782,732
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	6,000	6,315
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	150,000	161,625
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	2,197,846
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	819,440
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	1,790,000	1,941,350
Southern California Edison Company	6.00	1-15-2034	188,000	248,898
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	217,049
				11,347,836
Gas utilities: 0.40%
AmeriGas Partners LP	5.50	5-20-2025	450,000	494,438
AmeriGas Partners LP	5.88	8-20-2026	500,000	562,500
Boardwalk Pipelines Company	5.95	6-1-2026	550,000	648,076
CenterPoint Energy Incorporated	1.75	10-1-2030	330,000	321,373
				2,026,387
Multi-utilities: 0.16%
Black Hills Corporation	4.35	5-1-2033	710,000	835,180
Total Corporate bonds and notes (Cost $159,635,505)				175,320,098
Municipal obligations: 7.67%
Arizona: 0.09%
Miscellaneous revenue: 0.09%
Yuma AZ Pledged Revenue Obligations Series 2021	2.10	7-15-2030	430,000	443,929
California: 0.98%
GO revenue: 0.88%
Alameda County CA Series A	3.70	8-1-2031	275,000	311,642
Coast Community College District	2.89	8-1-2035	1,165,000	1,285,533
Oxnard CA Union High School District	1.87	8-1-2030	800,000	810,705
San Diego CA Community College District Series B	2.88	8-1-2033	1,935,000	2,110,491
				4,518,371
Tax revenue: 0.10%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	502,018
Florida: 0.25%
Water & sewer revenue: 0.25%
Florida Water Pollution Control Financing Corporation Series A	2.60	1-15-2030	1,175,000	1,277,800
See accompanying notes to portfolio of investments

10  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 0.12%
GO revenue: 0.12%
Cherokee County GA School System Build America Bonds	5.87%	8-1-2028	$500,000	$ 591,610
Hawaii: 0.15%
GO revenue: 0.15%
Hawaii State Taxable Series FZ	1.60	8-1-2031	770,000	765,090
Idaho: 0.04%
Miscellaneous revenue: 0.04%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	188,780
Illinois: 0.03%
GO revenue: 0.03%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	171,284
Indiana: 0.34%
Health revenue: 0.27%
Indiana Finance Authority Community Foundation	3.63	3-1-2039	1,235,000	1,383,751
Miscellaneous revenue: 0.07%
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	340,060
Louisiana: 0.08%
Tax revenue: 0.08%
Louisiana Gasoline & Fuels Refunding Bonds Series 2020 Class A2	2.00	5-1-2032	425,000	432,852
Massachusetts: 0.28%
GO revenue: 0.07%
Boston MA Qualified School Construction Bonds Series C	4.40	4-1-2026	370,000	371,203
Tax revenue: 0.21%
Massachusetts	5.46	12-1-2039	750,000	1,052,776
Michigan: 0.20%
Health revenue: 0.20%
Michigan Finance Authority Trinity Health Credit Group Series T	3.08	12-1-2034	930,000	1,026,158
Mississippi: 0.06%
Education revenue: 0.06%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	0.76	10-25-2035	293,393	294,301
New Jersey: 0.15%
Miscellaneous revenue: 0.15%
Hudson County NJ Improvement Authority Hudson County Lease Project	7.40	12-1-2025	655,000	750,716
New York: 0.31%
GO revenue: 0.11%
New York Refunding Bond Series B	2.65	2-15-2030	500,000	537,826
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  11

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
New York Dormitory Authority Personal Income Taxable General Purpose Series C	1.54%	3-15-2027	$660,000	$ 666,000
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	360,609
				1,026,609
North Carolina: 0.46%
Education revenue: 0.46%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	1.03	7-25-2041	1,344,848	1,358,190
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) ±	1.03	10-25-2041	393,707	394,993
University of North Carolina Chapel Hill Refunding Bonds Series C	3.33	12-1-2036	500,000	574,551
				2,327,734
Ohio: 0.53%
Education revenue: 0.26%
Ohio State University Build America Bonds	4.91	6-1-2040	1,000,000	1,355,277
Health revenue: 0.16%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	796,309
Miscellaneous revenue: 0.11%
Jobsohio Beverage System Ohio Statewide Senior Lien Liquor Profits Series A	2.83	1-1-2038	515,000	545,510
Oklahoma: 0.16%
Water & sewer revenue: 0.16%
Oklahoma Water Resources Board Refunding Bond Series 2019	2.56	4-1-2031	770,000	834,254
Pennsylvania: 0.77%
Education revenue: 0.54%
Pennsylvania HEFAR Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	1,083,545
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	1.23	9-25-2065	817,357	828,359
University of Pittsburgh Series A	3.65	9-15-2036	715,000	825,853
				2,737,757
GO revenue: 0.23%
Northampton County PA Series C	2.54	10-1-2028	1,100,000	1,189,750
Rhode Island: 0.37%
Education revenue: 0.37%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	1.02	7-1-2031	1,868,881	1,873,119
South Carolina: 0.08%
GO revenue: 0.08%
Richland County SC School District #1 Refunding Bond Series 2020B	1.78	3-1-2028	385,000	398,954
See accompanying notes to portfolio of investments

12  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.99%
Education revenue: 0.24%
University of Texas Build America Bonds Series A	5.26%	7-1-2039	$550,000	$ 782,904
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	163,554
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	299,973
				1,246,431
GO revenue: 0.55%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,471,475
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	124,786
Stafford TX Municipal School District Refunding Bond Series B	3.08	8-15-2041	750,000	824,184
Texas Transportation Commission Series 2020	5.00	4-1-2027	300,000	362,900
				2,783,345
Miscellaneous revenue: 0.14%
Texas Transportation Commission Series 2020	1.53	10-1-2029	710,000	712,176
Tax revenue: 0.06%
Texas Transportation Commission Highway Fund Series B	5.18	4-1-2030	250,000	309,845
Utah: 0.46%
Education revenue: 0.46%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%) ±	0.83	9-25-2056	2,349,393	2,346,858
Vermont: 0.02%
Housing revenue: 0.02%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	120,413
Virginia: 0.19%
Education revenue: 0.17%
University of Virginia Build America Bonds	6.20	9-1-2039	315,000	495,416
University of Virginia Revenue Bond Series C	4.18	9-1-2117	265,000	359,510
				854,926
Housing revenue: 0.02%
Virginia Housing Development Authority	3.10	6-25-2041	97,292	101,009
Washington: 0.31%
GO revenue: 0.31%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	458,616
Washington Series T	3.45	8-1-2029	1,000,000	1,139,662
				1,598,278
West Virginia: 0.09%
Tax revenue: 0.09%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	415,000	450,853
Wisconsin: 0.16%
GO revenue: 0.16%
Wisconsin State Refunding Bond Series 1	2.50	5-1-2032	750,000	808,612
Total Municipal obligations (Cost $36,424,347)				39,066,544
See accompanying notes to portfolio of investments

Wells Fargo Managed Fixed Income Portfolio  |  13

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 6.01%
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15%	8-15-2045	$550,000	$ 556,923
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	368,015	382,364
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	251,761	259,408
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	643,982
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,937,769
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,649,561	2,826,768
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	672,515
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	115,967	116,378
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	652,620
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	373,935
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,772,851
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	86,343	86,554
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	481,732
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,348,065
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,442,544
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	257,826	267,165
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,925,269
Small Business Investment Company Series 2021-10A Class 1	1.67	3-10-2031	615,000	634,641
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	52,998	53,275
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	45,633	45,763
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	1,546,746	1,614,034
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	1,826,902	1,894,125
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,639,601
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	2,019,491
Total Non-agency mortgage-backed securities (Cost $28,985,513)				30,647,772
U.S. Treasury securities: 20.51%
U.S. Treasury Bond	1.13	5-15-2040	930,000	828,499
U.S. Treasury Bond	1.13	8-15-2040	6,695,000	5,943,382
U.S. Treasury Bond	1.25	5-15-2050	2,855,000	2,420,282
See accompanying notes to portfolio of investments

14  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	1.38%	11-15-2040	$6,905,000	$ 6,391,441
U.S. Treasury Bond	1.38	8-15-2050	3,718,000	3,252,088
U.S. Treasury Bond	1.63	11-15-2050	6,467,000	6,017,089
U.S. Treasury Bond	1.88	2-15-2041	6,005,000	6,050,976
U.S. Treasury Bond	1.88	2-15-2051	2,244,000	2,215,249
U.S. Treasury Bond	2.38	11-15-2049	10,063,000	11,066,548
U.S. Treasury Bond	4.25	5-15-2039	1,890,000	2,645,114
U.S. Treasury Bond	4.50	5-15-2038	1,540,000	2,197,087
U.S. Treasury Note	0.13	11-30-2022	2,700,000	2,700,633
U.S. Treasury Note	0.13	12-31-2022	9,475,000	9,473,890
U.S. Treasury Note	0.13	1-31-2023	4,800,000	4,799,250
U.S. Treasury Note	0.13	5-31-2023	5,000,000	4,995,703
U.S. Treasury Note	0.13	7-31-2023	5,000,000	4,994,141
U.S. Treasury Note	0.25	11-15-2023	4,575,000	4,575,179
U.S. Treasury Note	0.25	3-15-2024	4,825,000	4,817,272
U.S. Treasury Note	0.75	4-30-2026	4,975,000	4,978,887
U.S. Treasury Note	1.13	2-15-2031	4,037,000	3,982,753
U.S. Treasury Note	1.25	5-31-2028	5,000,000	5,065,625
U.S. Treasury Note	1.63	5-15-2031	1,475,000	1,520,863
U.S. Treasury Note	2.25	5-15-2041	3,219,000	3,444,330
U.S. Treasury Note	2.38	5-15-2051	145,000	160,134
Total U.S. Treasury securities (Cost $105,710,519)				104,536,415
Yankee corporate bonds and notes: 4.29%
Energy: 0.38%
Oil, gas & consumable fuels: 0.38%
BP Capital Markets plc	3.28	9-19-2027	155,000	171,065
Cenovus Energy Incorporated	4.25	4-15-2027	550,000	610,224
Petroleos Mexicanos	2.29	2-15-2024	68,750	70,459
Petroleos Mexicanos	2.83	2-15-2024	143,750	148,445
Petroleos Mexicanos Company	6.38	1-23-2045	1,080,000	925,096
				1,925,289
Financials: 2.13%
Banks: 1.35%
Bank of Nova Scotia	4.50	12-16-2025	80,000	90,652
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	820,000	861,402
BNP Paribas SA 144A	4.40	8-14-2028	520,000	599,487
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity +1.00%) 144A±	1.34	6-24-2026	530,000	533,440
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	1,055,213
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,732,883
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.75%) ±	1.54	7-20-2027	1,050,000	1,056,698
Royal Bank Of Canada	1.15	7-14-2026	500,000	501,466
Sumitomo Mitsui Financial Group Incorporated	1.47	7-8-2025	430,000	436,224
				6,867,465
Capital markets: 0.32%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,658,758
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 0.46%
NTT Finance Corporation 144A	1.16%	4-3-2026	$630,000	$ 629,661
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,704,173
				2,333,834
Health care: 0.24%
Pharmaceuticals: 0.24%
Teva Pharmaceutical Finance BV	2.80	7-21-2023	900,000	887,670
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	334,250
				1,221,920
Industrials: 0.70%
Aerospace & defense: 0.25%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,271,412
Electrical equipment: 0.06%
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	294,813
Machinery: 0.26%
CNH Industrial NV	4.50	8-15-2023	600,000	643,255
Siemens Finance 144A	1.70	3-11-2028	660,000	667,121
				1,310,376
Technology hardware, storage & peripherals: 0.13%
TSMC Global Limited 144A	1.25	4-23-2026	700,000	698,636
Information technology: 0.22%
Software: 0.22%
Experian Finance plc 144A	4.25	2-1-2029	510,000	581,569
OpenText Corporation 144A	3.88	2-15-2028	520,000	542,750
				1,124,319
Materials: 0.62%
Chemicals: 0.04%
Nutrien Limited	2.95	5-13-2030	180,000	191,991
Metals & mining: 0.58%
Anglo American Capital plc 144A	4.75	4-10-2027	1,000,000	1,154,173
Vale Overseas Limited	6.25	8-10-2026	1,500,000	1,808,753
				2,962,926
Total Yankee corporate bonds and notes (Cost $20,216,323)				21,861,739

See accompanying notes to portfolio of investments

16  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.48%
Investment companies: 4.48%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	6,588	$ 6,588
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	22,836,901	22,836,901
Total Short-term investments (Cost $22,843,489)				22,843,489
Total investments in securities (Cost $496,132,647)	102.88%			524,248,181
Other assets and liabilities, net	(2.88)			(14,669,497)
Total net assets	100.00%			$509,578,684

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$127,000	$2,913	$(123,325)	$0	$0	$6,588	6,588	$4#
Wells Fargo Government Money Market Fund Select Class	23,036,815	36,668,058	(36,867,972)	0	0	22,836,901	22,836,901	1,407
				$0	$0	$22,843,489		$1,411

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

18  |  Wells Fargo Managed Fixed Income Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$118,330,185	$0	$118,330,185
Asset-backed securities	0	11,641,939	0	11,641,939
Corporate bonds and notes	0	175,320,098	0	175,320,098
Municipal obligations	0	39,066,544	0	39,066,544
Non-agency mortgage-backed securities	0	30,647,772	0	30,647,772
U.S. Treasury securities	104,536,415	0	0	104,536,415
Yankee corporate bonds and notes	0	21,861,739	0	21,861,739
Short-term investments
Investment companies	22,843,489	0	0	22,843,489
Total assets	$127,379,904	$396,868,277	$0	$524,248,181
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Managed Fixed Income Portfolio  |  19